Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Mar. 26, 2016	Mar. 28, 2015
Contingencies [Line Items]
Guaranteed amount of private label credit card sales		$ 9,300,000	$ 6,800,000
Reserve associated with guaranteed credit card sales		$ 500,000	$ 200,000
Jewelry products purchased	$ 10,600,000
Minimum annual payments	$ 5,600,000
Purchase made to replenish jewelry products, Period of payment	90 days
Return of unsold Damiani products	$ 5,000,000
Renewed and Amended Distribution Agreement [Member]
Contingencies [Line Items]
Minimum annual payments	$ 1,000,000
Purchase made to replenish jewelry products, Period of payment	60 days
Exchangeable amount of unsold products permitted	$ 2,000,000
Return of unsold Damiani products	$ 4,000,000
Purchase [Member] | Prime Investments S.A. [Member] | Supplier Concentration Risk [Member]
Contingencies [Line Items]
Percentage of annualized cost basis		45.00%